Borrowings and Embedded Derivatives - Summary of Assumptions Used in Measuring Fair Value of Financial Instruments (Details)	Dec. 31, 2022 USD ($) yr UsdShares	Dec. 31, 2021 UsdShares yr USD ($)
February 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments | UsdShares	0	33.43
February 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	0	1.12
February 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	0	38.46
February 2020 Notes | Remaining Life (Years)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments | yr	0	4.00
April 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments | $	4.73	33.43
April 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	4.07	1.29
April 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	44.76	36.68
April 2020 Notes | Remaining Life (Years)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments | yr	4.33	5.33
November 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments | $	4.73	33.43
November 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	3.61	1.56
November 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	40.46	35.97
November 2020 Notes | Credit Spread
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	490.00	350.00